SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE
                          TRAVELERS CORPORATE OWNED VARIABLE LIFE INSURANCE 2000
                                                    PROSPECTUS DATED MAY 1, 2003


On September 17, 2003, the United States Senate Committee on Finance added an amendment to a bill that, if enacted into law, would change the tax treatment of certain company-owned life insurance (COLI) policies, such as this Policy. As of September 25, 2003, the text of the bill was not publicly available. However, it is our understanding that under the proposed bill, with certain exceptions, proceeds a company receives from certain COLI policies upon the death of an insured, who is not an employee of the company in the year preceding the insured's death, would be treated as taxable income to the company. Any discussion in this prospectus regarding the tax treatment of the Policy is based on current law and does not reflect the impact of the proposed bill.

We urge you to consult with a qualified tax or legal adviser to discuss the current and potential tax treatment of this Policy given your particular situation.

09/03                                                                    L-23056

                                      SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE
                           TRAVELERS CORPORATE OWNED VARIABLE LIFE INSURANCE III
                                                    PROSPECTUS DATED MAY 1, 2003


On September 17, 2003, the United States Senate Committee on Finance added an amendment to a bill that, if enacted into law, would change the tax treatment of certain company-owned life insurance (COLI) policies, such as this Policy. As of September 25, 2003, the text of the bill was not publicly available. However, it is our understanding that under the proposed bill, with certain exceptions, proceeds a company receives from certain COLI policies upon the death of an insured, who is not an employee of the company in the year preceding the insured's death, would be treated as taxable income to the company. Any discussion in this prospectus regarding the tax treatment of the Policy is based on current law and does not reflect the impact of the proposed bill.

We urge you to consult with a qualified tax or legal adviser to discuss the current and potential tax treatment of this Policy given your particular situation.

09/03                                                                    L-23055